Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Current assets	$ 1,824,035	$ 1,664,933
Non-current assets	5,420,604	5,131,073
Current liabilities	1,245,115	1,337,853
Non-current liabilities	2,845,017	2,501,686
Net assets	7,244,639	6,796,006
Revenues	1,379,363	1,220,836	$ 1,281,202
Net cash generated from operating activities	62,938	196,759	152,487
Net cash generated from / (used in) investing activities	(306,520)	(107,593)	172,362
Net cash (used in) / generated from financing activities	$ 189,644	$ 120,421	$ (413,008)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	44.86%	45.94%
Current assets	$ 797,719	$ 751,656
Non-current assets	4,056,934	3,738,312
Current liabilities	455,469	452,502
Non-current liabilities	1,978,774	1,804,592
Net assets	2,420,410	2,232,874
Book value of non-controlling interests	1,085,796	1,025,782
Revenues	657,599	625,706
Net income/ (loss)	420,977	261,911
Total comprehensive income / (loss)	(1,749)	(1,071)
Total comprehensive income / (loss) attributable to non-controlling interest	27,467	1,250
Net cash generated from operating activities	151,288	348,184
Net cash generated from / (used in) investing activities	(283,593)	(109,871)
Net cash (used in) / generated from financing activities	12,570	47,430
Net (decrease) / increase in cash and cash equivalents	(119,735)	285,743
Dividends distribution to non-controlling shareholders	$ (98,251)	$ (66,855)
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	64.78%	64.78%
Current assets	$ 355,643	$ 380,583
Non-current assets	910,524	956,271
Current liabilities	205,553	197,155
Non-current liabilities	303,454	330,698
Net assets	757,160	809,001
Book value of non-controlling interests	490,488	524,071
Revenues	285,369	263,373
Net income/ (loss)	(24,066)	62,725
Total comprehensive income / (loss)	(54,330)	2,855
Total comprehensive income / (loss) attributable to non-controlling interest	(35,195)	1,850
Net cash generated from operating activities	(27,273)	(36,422)
Net cash generated from / (used in) investing activities	34,221	45,701
Net cash (used in) / generated from financing activities	(13,412)	(17,912)
Net (decrease) / increase in cash and cash equivalents	(6,464)	(8,633)
Dividends distribution to non-controlling shareholders	$ (13,651)	$ (38,182)